iClima Distributed Smart Energy ETF

SCHEDULE OF INVESTMENTS at January 31, 2022 (Unaudited)

Common Stocks - 99.7%	Shares	Value
Auto Manufacturers - 8.4%
BYD Co. Ltd. - H Shares	2,247	$63,800
Cummins, Inc.	216	47,710
Tesla, Inc. (1)	70	65,571
		177,081
Auto Parts & Equipment - 1.8%
Proterra, Inc. (1)	4,725	37,375

Building Materials - 1.8%
Nibe Industries AB - B Shares (1)	4,063	38,114

Commercial Services - 4.0%
Quanta Services, Inc.	556	57,112
Vivint Smart Home, Inc. (1)	3,750	27,000
		84,112
Distribution & Wholesale - 1.9%
Resideo Technologies, Inc. (1)	1,623	40,218

Electric - 1.9%
Ameresco, Inc. - Class A (1)	790	39,982

Electrical Components & Equipment - 17.8%
ABB Ltd.	1,333	45,400
Blink Charging Co. (1)	1,451	30,340
ChargePoint Holdings, Inc. - Class A (1)	2,133	29,542
EnerSys	500	37,465
Generac Holdings, Inc. (1)	123	34,733
Nexans SA	518	46,309
Nuvve Holding Corp. (1)	4,296	28,611
Prysmian SpA	1,366	45,525
Schneider Electric SE	283	47,384
SMA Solar Technology AG	891	31,143
		376,452
Electronics - 9.4%
Advanced Energy Industries, Inc.	556	47,916
Itron, Inc. (1)	507	31,434
Smart Metering Systems PLC	3,966	39,269
Trimble, Inc. (1)	571	41,203
Vicor Corp. (1)	415	39,147
		198,969
Energy - Alternate Sources - 24.5%
Ballard Power Systems, Inc. (1)	3,206	33,426
Canadian Solar, Inc. (1)	1,196	33,476
Cleanspark, Inc. (1)	3,772	25,348
Enphase Energy, Inc. (1)	255	35,820
FuelCell Energy, Inc. (1)	8,282	35,116
ITM Power PLC (1)	8,912	32,331
Landis+Gyr Group AG	603	39,378
Meyer Burger Technology AG (1)	94,368	35,819
Plug Power, Inc. (1)	1,913	41,837
SolarEdge Technologies, Inc. (1)	168	40,021
Stem, Inc. (1)	1,806	22,178
Sunnova Energy International, Inc. (1)	1,281	25,184
SunPower Corp. (1)	2,151	36,094
Sunrun, Inc. (1)	937	24,296
Xinyi Solar Holdings Ltd.	34,846	55,414
		515,738
Engineering & Construction - 3.8%
Alfen Beheer BV (1)	447	32,972
MYR Group, Inc. (1)	505	47,485
		80,457
Hand & Machine Tools - 3.5%
Meidensha Corp.	3,526	73,993

Machinery - Construction & Mining - 1.7%
Bloom Energy Corp. - Class A (1)	2,402	36,222

Metal Fabricate & Hardware - 2.1%
Valmont Industries, Inc.	205	44,532

Miscellaneous Manufacturers - 6.4%
Alstom SA	1,207	38,765
Eaton Corp PLC	302	47,846
Siemens AG	305	47,825
		134,436
Retail - 2.1%
EVgo, Inc. - Class A (1)	5,443	44,905

Semiconductors - 6.8%
Analog Devices, Inc.	288	47,223
Infineon Technologies AG	1,206	49,122
NXP Semiconductors NV	233	47,868
		144,213
Software - 1.8%
Veritone, Inc. (1)	2,385	37,611
Total Common Stocks
(Cost $2,439,040)		2,104,410

Short-Term Investments - 0.3%
Money Market Fund - 0.3%
First American Government Obligations Fund - Class X, 0.0260% (2)	6,147	6,147
Total Short-Term Investments
(Cost $6,147)		6,147

Total Investments in Securities - 100.0%
(Cost $2,445,187)		2,110,557
Liabilities in Excess of Other Assets - (0.0)% (3)		(1,044)
Total Net Assets - 100.0%		$2,109,513

Percentages are stated as a percent of net assets.
(1) Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of January 31, 2022.
(3) Does not round to 0.5% or (0.5)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at January 31, 2022 (Unaudited)

The iClima Distributed Smart Energy ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2022:

Investments in Securities	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$–	$2,104,410	$–	$–	$2,104,410
Short-Term Investments	–	6,147	–	–	6,147
Total Investments in Securities	$–	$2,110,557	$–	$–	$2,110,557

(1) See Schedule of Investment for the industry breakout.